CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - D Boral A R C Acquisitions I Corp [Member] - USD ($)	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2026
Cash flows from Operating Activities:
Net income (loss)	$ (41,420)	$ 3,901,736
Adjustments to reconcile net income/(loss) to net cash used in operating activities:
Payment of expenses through promissory note – related party	41,420
Investment income in trust account		(5,106,510)
Changes in operating assets and liabilities:
Prepaid expenses		51,248
Accrued Expenses		774,919
Net cash used in operating activities		(378,607)
Cash flows from investing activities:
Investment of cash in Trust Account
Proceeds from issuance of Class B ordinary shares to Sponsor	25,000
Net cash provided by financing activities	25,000
Net change in cash	25,000	(378,607)
Cash at the beginning of the period		420,340		$ 25,000
Cash at the end of the period	25,000	41,733	$ 420,340	$ 41,733
Supplemental disclosure of non-cash financing activities:
Deferred offering costs included in promissory note	173,041
Accretion of carrying value of redeemable shares to redemption value		$ 5,160,510